Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Cash generated from operating activities:
Profit (loss) for the year	$ 70,382	$ (244,358)
Tax expense	25,433	41,607
Items not affecting cash:
Depreciation and amortization	339,063	359,767
Share-based compensation	2,064	12,145
Net interest expense on long-term debt	67,663	74,748
Accretion on streaming arrangements	27,778	42,654
Change in fair value of financial instruments	942	54,514
Other net finance costs	22,111	49,103
Inventory adjustments	3,553	3,999
Amortization of deferred revenue and variable consideration	(73,188)	(73,136)
Pension and other employee benefit payments, net of accruals	1,545	7,975
Re-evaluation adjustment - environmental obligation	(133,460)	(4,602)
Impairment - environmental obligation	0	193,473
Impairment - Arizona	94,956	0
Decommissioning and restoration payments	(15,460)	(21,663)
Other	(2,043)	7,768
Taxes paid	(39,610)	(20,132)
Operating cash flow before precious metals stream deposit and changes in non-cash working capital	391,729	483,862
Precious metals stream deposit	0	4,000
Change in non-cash working capital	96,074	(102,791)
Net cash flows from operating activities	487,803	385,071
Cash used in investing activities:
Acquisition of property, plant and equipment	(308,960)	(352,177)
Community agreements	(37,491)	(26,511)
Net proceeds from disposal of investments	1,919	1,193
Proceeds from disposition of property, plant and equipment	4,101	0
Change in restricted cash	(49)	(100)
Interest received	2,810	1,338
Net cash flows from investing activities	(337,670)	(376,257)
Cash used in financing activities:
Issuance of senior unsecured notes, net of transaction costs	0	591,922
Principal repayments	0	(600,000)
Premium paid on redemption of notes	0	(22,878)
Interest paid on long-term debt	(63,750)	(84,435)
Financing costs	(12,272)	(19,623)
Lease payments	(35,770)	(37,719)
Gold prepayment liability	(71,714)	0
Deferred Rosemont acquisition payment	(10,000)	0
Net proceeds from exercise of stock options	1,253	980
Dividends paid	(4,047)	(4,146)
Net cash flows from financing activities	(196,300)	(175,899)
Effect of movement in exchange rates on cash	843	(1,061)
Net decrease in cash	(45,324)	(168,146)
Cash, beginning of the year	270,989	439,135
Cash, end of the year	$ 225,665	$ 270,989